Long-term Debt and Finance Lease Obligations - Initial and Additional HoldCo Notes (Details) - USD ($)		1 Months Ended
	Feb. 18, 2020	Nov. 30, 2019	May 31, 2019	May 30, 2019	Feb. 10, 2020	Dec. 31, 2019	May 14, 2019	May 11, 2017
Debt Instrument [Line Items]
Special cash dividends		$ 160,000,000		$ 1,086,000,000
Senior Notes | Initial HoldCo Notes
Debt Instrument [Line Items]
Aggregate principal amount								$ 550,000,000.0
Stated rate						7.63%
Debt issuance costs								$ 11,900,000
Debt modification costs			$ 11,000,000
Senior Notes | Additional HoldCo Notes
Debt Instrument [Line Items]
Aggregate principal amount							$ 900,000,000.0
Stated rate						7.75%
Debt issuance costs							$ 18,200,000
Percentage of face value at issuance							99.00%
Discount percentage							1.00%
Subsequent Event | Senior Notes | Initial HoldCo Notes
Debt Instrument [Line Items]
Aggregate principal amount					$ 550,000,000.0
Subsequent Event | Senior Notes | Additional HoldCo Notes
Debt Instrument [Line Items]
Aggregate principal amount					$ 900,000,000.0
Subsequent Event | Senior Notes | HoldCo Notes
Debt Instrument [Line Items]
Redemption Price	101.00%
Minimum | Senior Notes | Initial HoldCo Notes
Debt Instrument [Line Items]
Stated rate								7.625%
Minimum | Senior Notes | Additional HoldCo Notes
Debt Instrument [Line Items]
Stated rate							7.75%
Maximum | Senior Notes | Initial HoldCo Notes
Debt Instrument [Line Items]
Stated rate								8.375%
Maximum | Senior Notes | Additional HoldCo Notes
Debt Instrument [Line Items]
Stated rate							8.50%